Realized Gains on Sales of Investments, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized Gains Losses On Sales Of Investments Net Abstract
Gross realized gains on sales of investments	¥ 28,330,375	¥ 57,368,616	¥ 70,611,492
Gross realized losses on sales of investments	¥ 7,763,703	¥ 38,198,180	¥ 50,457,833